UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  26 Main Street
          Chatham, New Jersey 07928


13F File Number:  028-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier              Chatham, New Jersey           February 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   48

Form 13F Information Table Value Total:   3,815,970
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number        Name

1.               028-13560                   Pennant Master Fund, L.P.

2.               028-13561                   Pennant Windward Master Fund, L.P.

3.               028-13288                   Broadway Gate Master Fund, Ltd.

4.               028-10746                   Pennant General Partner, LLC

5.               028-13339                   Pennant Spinnaker Fund, L.P.

                                      FORM 13F INFORMATION TABLE
                                   Pennant Capital Management, LLC
                                          December 31, 2010

COLUMN 1                          COLUMN  2   COLUMN 3    COLUMN 4      COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8

                                                           VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (X$1000)    PRN AMT   PRN CALL  DISCRETION  MGRS    SOLE     SHARED   NONE
ABERCROMBIE & FITCH CO             CL A        002896207   193,253   3,353,337  SH        DEFINED     1,2,4    3,353,337
ADOBE SYS INC                      COM         00724F101   162,594   5,282,454  SH        DEFINED    1,2,3,4   5,282,454
AEROFLEX HLDG CORP                 COM         007767106    11,603     705,370  SH        DEFINED      1,4       705,370
AMGEN INC                          COM         031162100    23,607     430,000  SH        DEFINED     1,2,4      430,000
APPLE INC                          COM         037833100    39,352     122,000  SH        DEFINED     1,2,4      122,000
ATLAS ENERGY INC                   COM         049298102    57,196   1,300,794  SH        DEFINED     1,2,4    1,300,794
AVIAT NETWORKS INC                 COM         05366Y102     2,919     575,687  SH        DEFINED      1,4       575,687
BABCOCK & WILCOX CO NEW            COM         05615F102    26,515   1,036,139  SH        DEFINED     1,2,4    1,036,139
CF INDS HLDGS INC                  COM         125269100    73,844     546,382  SH        DEFINED     1,2,4      546,382
CVS CAREMARK CORPORATION           COM         126650100    55,628   1,599,871  SH        DEFINED     1,2,4    1,599,871
CELGENE CORP                       COM         151020104    24,839     420,000  SH        DEFINED     1,2,4      420,000
CISCO SYS INC                      COM         17275R102   128,507   6,352,294  SH        DEFINED     2,3,4    6,352,294
CITIGROUP INC                      COM         172967101    97,225  20,555,000  SH        DEFINED    1,2,3,4  20,555,000
COCA COLA ENTERPRISES INC NE       COM         19122T109    99,425   3,972,239  SH        DEFINED    1,2,3,4   3,972,239
DAVITA INC                         COM         23918K108   191,726   2,759,038  SH        DEFINED    1,2,3,4   2,759,038
DYAX CORP                          COM         26746E103     7,014   3,247,393  SH        DEFINED      1,4     3,247,393
FIDELITY NATL INFORMATION SV       COM         31620M106   206,527   7,540,223  SH        DEFINED    1,2,3,4   7,540,223
FOSTER WHEELER AG                  COM         H27178104    20,367     590,000  SH        DEFINED     1,2,4      590,000
GENERAL MTRS CO                    COM         37045V100    96,503   2,618,100  SH        DEFINED     1,2,4    2,618,100
HOLOGIC INC                        COM         436440101   124,999   6,641,813  SH        DEFINED     1,2,4    6,641,813
KRONOS WORLDWIDE INC               COM         50105F105     6,161     145,000  SH        DEFINED      1,4       145,000
LIGAND PHARMACEUTICALS INC         CL B        53220K207     1,385     155,311  SH        DEFINED     1,2,4      155,311
MCDERMOTT INTL INC                 COM         580037109    21,648   1,046,279  SH        DEFINED     1,2,4    1,046,279
MIDDLEBY CORP                      COM         596278101    22,371     265,000  SH        DEFINED      3,4       265,000
OLD REP INTL CORP                  COM         680223104   116,683   8,560,776  SH        DEFINED     1,2,4    8,560,776
OMNICOM GROUP INC                  COM         681919106    26,793     585,000  SH        DEFINED      3,4       585,000
PHH CORP                         COM NEW       693320202   127,571   5,510,629  SH        DEFINED    1,2,3,4   5,510,629
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG   71654V101    14,693     430,000  SH        DEFINED     1,2,4      430,000
PFIZER INC                         COM         717081103   108,970   6,223,329  SH        DEFINED     1,2,4    6,223,329
QUALCOMM INC                       COM         747525103   210,348   4,250,323  SH        DEFINED    1,2,3,4   4,250,323
QUEST DIAGNOSTICS INC              COM         74834L100    27,168     503,400  SH        DEFINED     1,2,4      503,400
ROCKWELL COLLINS INC               COM         774341101   110,634   1,898,978  SH        DEFINED     1,2,4    1,898,978
SEAHAWK DRILLING INC               COM         81201r107     4,330     483,769  SH        DEFINED      1,4       483,769
SENSATA TECHNOLOGIES HLDG BV       SHS         N7902X106   133,605   4,437,246  SH        DEFINED    1,2,3,4   4,437,246
SYMETRA FINL CORP                  COM         87151Q106    11,470     837,235  SH        DEFINED      1,4       837,235
TEREX CORP NEW                     COM         880779103    83,817   2,700,300  SH        DEFINED    1,2,3,4   2,700,300
TRANSDIGM GROUP INC                COM         893641100   241,455   3,353,072  SH        DEFINED    1,2,3,4   3,353,072
UNION PAC CORP                     COM         907818108   111,306   1,201,234  SH        DEFINED    1,2,3,4   1,201,234
UNITEDHEALTH GROUP INC             COM         91324P102   129,325   3,581,419  SH        DEFINED    1,2,3,4   3,581,419
UNIVERSAL AMERICAN CORP            COM         913377107     8,896     435,000  SH        DEFINED      1,4       435,000
VALERO ENERGY CORP NEW             COM         91913Y100    23,582   1,020,000  SH        DEFINED     1,2,4    1,020,000
VARIAN MED SYS INC                 COM         92220P105    16,627     240,000  SH        DEFINED      3,4       240,000
WALTER ENERGY INC                  COM         93317Q105    71,431     558,752  SH        DEFINED     1,2,4      558,752
WELLPOINT INC                      COM         94973V107   180,980   3,182,911  SH        DEFINED    1,2,3,4   3,182,911
WELLS FARGO & CO NEW               COM         949746101   106,606   3,440,000  SH        DEFINED    1,2,3,4   3,440,000
WESCO INTL INC                     COM         95082P105    32,472     615,000  SH        DEFINED      3,4       615,000
WESTERN UN CO                      COM         959802109   147,193   7,926,377  SH        DEFINED    1,2,3,4   7,926,377
WILLIS GROUP HOLDINGS PUBLIC       SHS         G96666105    74,805   2,160,130  SH        DEFINED    1,2,3,4   2,160,130